Leases - Additional Information (Details) - ft²	Sep. 30, 2024	Oct. 31, 2023	Sep. 30, 2023	Jul. 31, 2012
Minimum
Lessee, operating lease, remaining lease term (in months)	25 years
Maximum
Lessee, operating lease, remaining lease term (in months)	69 months
Seattle
Area of land (in square feet)				13,219,000
Malta
Area of land (in square feet)		4,770,000
Gangnamgu
Area of land (in square feet)			15,673,000